Cash and Banks	12 Months Ended
Dec. 31, 2020
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Cash and Banks	22. CASH AND BANKS

	2020	2019
In Pesos	252,445	381,692
In Dollars	13,103	4,596
In Reales	4	181
In Guaraníes	—	69
In Euros	1,073	907

Total	266,625	387,445